The Company, Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
Additional Cash Flow

The following table presents additional cash flow information for Fiscal 2012, Fiscal 2011 and Fiscal 2010 (dollars in thousands):

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Cash paid during the year for:
Interest	$61,984	$58,800	$56,933
Income taxes	124	190	151
Non-cash items:
Unpaid capital expenditures	4,907	1,718	6,107
Assets acquired under capital leases	4,663	365	5,349

Fair Value of Financial Instruments

At July 13, 2013 and December 29, 2012, the estimated fair value and the carrying value of the Company’s debt instruments were as follows (dollars in thousands):

	July 13, 2013	December 29, 2012
Carrying value of debt instruments:
Current portion of capital lease obligations	$14,056	$14,357
Current portion of long-term debt	2,271	2,271
Long-term capital lease obligations	142,180	149,503
Long-term debt	650,622	495,446

Total carrying value of debt instruments	809,129	661,577
Fair value of debt instruments	827,576	632,552

(Deficiency) excess of carrying value over fair value	$(18,447)	$29,025

At December 29, 2012 and December 31, 2011, the estimated fair value and the carrying value of our debt instruments were as follows (dollars in thousands):

	December 29, 2012	December 31, 2011
Carrying value of debt instruments:
Current portion of capital lease obligations	$14,357	$12,701
Current portion of long-term debt	2,271	434
Long-term capital lease obligations	149,503	159,814
Long-term debt	495,446	355,240

Total carrying value of debt instruments	661,577	528,189
Fair value of debt instruments	632,552	530,652

Excess (deficiency) of carrying value over fair value	$29,025	$(2,463)

Estimated Useful Lives of Property and Equipment

The estimated useful lives of the principal categories of property and equipment are as follows:

Asset	Useful Lives
Land and land improvements	Indefinite
Buildings	30 – 40 years
Leasehold improvements	Lesser of 3 – 20 years or remaining lease term
Equipment	2 – 10 years
Automobiles	3 – 10 years
IT software and equipment	3 – 5 years

Amortization Period of Intangible Assets

For intangible assets, the Company amortizes the assets as presented in the table below:

Asset	Weighted Average Amortization Period
Tradename – indefinite	Indefinite life
Customer relationships	8.4
Favorable lease rights	9.8
Franchise agreements	11.0
Tradenames – finite	8.8
Other	5.0

Sales Revenue by Type of Similar Product

The following table presents sales revenue by type of similar product (dollars in thousands):

	12-week periods ended				28-week periods ended
	July 13, 2013		July 14, 2012		July 13, 2013		July 14, 2012
	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount	% of Total
Non-perishables(1)	$334,143	55.6%	$310,620	55.2%	$753,195	56.3%	$709,027	56.0%
Perishables(2)	173,674	28.9%	157,382	28.0%	370,073	27.7%	341,381	27.0%
Fuel	53,051	8.8%	53,241	9.5%	119,669	9.0%	118,127	9.3%
Pharmacy	36,147	6.0%	37,085	6.6%	84,412	6.3%	88,872	7.0%
Other(3)	4,260	0.7%	4,033	0.7%	9,735	0.7%	9,334	0.7%

	$601,275	100.0%	$562,361	100.0%	$1,337,084	100.0%	$1,266,741	100.0%

(1)	Non-perishables consist of grocery, dairy, frozen, general merchandise, health and beauty care and other non-perishable related products.
(2)	Perishables consist of produce, meat, seafood, bakery, deli, floral, prepared foods and other perishable related products.
(3)	Other primarily consists of franchise income and service commission income, such as lottery, money orders and money transfers.

The following table presents sales revenue by type of similar product (dollars in thousands):

	Fiscal 2012		Fiscal 2011		Fiscal 2010
	Amount	% of Total	Amount	% of Total	Amount	% of Total
Non-perishables(1)	$1,337,030	56.5%	$1,335,913	56.7%	$1,307,304	57.9%
Perishables(2)	631,621	26.7%	624,490	26.5%	605,684	26.8%
Fuel	218,815	9.3%	204,193	8.7%	150,012	6.6%
Pharmacy	160,069	6.8%	174,437	7.4%	179,518	8.0%
Other(3)	17,804	0.7%	16,459	0.7%	15,018	0.7%

	$2,365,339	100.0%	$2,355,492	100.0%	$2,257,536	100.0%

(1)	Non-perishables consist of grocery, dairy, frozen, general merchandise, health and beauty care and other non-perishable related products.
(2)	Perishables consist of produce, meat, seafood, bakery, deli, floral, prepared foods and other perishable related products.
(3)	Other primarily consists of franchise income and service commission income, such as lottery, money orders and money transfers.